39. Subsequent events (Details Narrative) - Events After Reporting Period [Member] R$ in Thousands, $ in Thousands		1 Months Ended
	Apr. 07, 2020 USD ($)	Jan. 31, 2020 BRL (R$)
Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net agreement amount | R$		R$ 752,479
Description of agreement		(i) R$325,071 at IPCA cost + 1.4386% and subject to a 15% default bond; and, (ii) R$427,408 at IPCA cost + 1.7582% and subject to a 15% default bond.
Description of payment terms		Total payment term of 8 years, being 3 grace years and 5 years of amortization.
Description of guarantee		A bank guarantee proportional to 100% of the amount of each disbursement; and (ii) a bond of receivables proportional to 5% of the amount of each disbursement.
Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest payable	15500.00%
Net agreement amount | $	$ 574
Description of payment terms	Term of 1 year